                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:

/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          November 14, 2011
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total: 180,384 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                   30-Sep-11

                                                                                                 Voting Authority
                                                                                                ------------------
                                                          Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared   None
----------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  ------
Activision Blizzard Inc       COM             00507V109     5449    457858  SH           Sole              457858
Akamai Technologies Inc       COM             00971T101     3235    162721  SH           Sole              162721
Arris Group Inc               COM             04269Q100     2318    225037  SH           Sole              225037
Cadence Design System Inc     COM             127387108     4548    492176  SH           Sole              492176
Carter Inc                    COM             146229109     2686     87960  SH           Sole               87960
Casey's Gen Stores Inc        COM             147528103     3257     74606  SH           Sole               74606
Cheniere Energy Inc           COM NEW         16411R208     1637    317829  SH           Sole              317829
CoreLogic Inc                 COM             21871D103     2048    191976  SH           Sole              191976
Dineequity Inc                COM             254423106     2667     69292  SH           Sole               69292
DirecTV                       COM CL A        25490A101     2400     56787  SH           Sole               56787
Entergy Corp New              COM             29364G103     1203     18155  SH           Sole               18155
Expedia Inc Del               COM             30212P105     4218    163793  SH           Sole              163793
Hanesbrands Inc               COM             410345102     4243    169653  SH           Sole              169653
Hill Rom Hldgs Inc            COM             431475102     5272    175622  SH           Sole              175622
Lear Corp                     COM NEW         521865204     2213     51582  SH           Sole               51582
Lexmark Intl New              CL A            529771107     3188    117954  SH           Sole              117954
Marvell Technology Group Ltd  ORD             G5876H105     5968    411130  SH           Sole              411130
Omnicare Inc                  COM             681904108     3684    144852  SH           Sole              144852
P F Changs China Bistro Inc   COM             69333Y108     3389    124411  SH           Sole              124411
Pep Boys Manny Moe & Jack     COM             713278109     2445    247757  SH           Sole              247757
Rent A Cntr Inc New           COM             76009N100     6624    241309  SH           Sole              241309
Solutia Inc                   COM NEW         834376501     3332    259274  SH           Sole              259274
Sprint Nextel Corp            COM SER 1       852061100     3915   1287904  SH           Sole             1287904
SPDR S&P 500 ETF TR           PUT             78462F953    80615     97000  SH   PUT     Sole               97000
Time Warner Inc               COM NEW         887317303     4353    145251  SH           Sole              145251
Valassis Communications Inc   COM             918866104     8818    470562  SH           Sole              470562
Western Digital Corp          COM             958102105     2861    111241  SH           Sole              111241
Xerox Corp                    COM             984121103     3798    544942  SH           Sole              544942